Basis of Accounting - Disclosure of changes in accounting policy (Details) £ in Thousands, $ in Millions		3 Months Ended			9 Months Ended
	Dec. 23, 2019 USD ($)	Oct. 31, 2019 GBP (£)	Oct. 31, 2018 GBP (£)		Oct. 31, 2019 GBP (£)	Oct. 31, 2018 GBP (£)		Jan. 31, 2019 GBP (£)		Jan. 31, 2018 GBP (£)
Non-current assets
Property, plant and equipment		£ 1,232			£ 1,232			£ 1,540	[1]	£ 2,067	[1]
Current assets
Trade and other receivables		8,953			8,953			13,491	[1]	11,087	[1]
Non-current liabilities
Lease liabilities		(404)			(404)			(647)	[1]	(962)	[1]
Current liabilities
Trade and other payables		(7,220)			(7,220)			(8,733)	[1]	(8,825)	[1]
Lease liabilities		(358)			(358)			(358)	[1]	(324)	[1]
Equity
Accumulated losses reserve		(91,836)			(91,836)			(76,097)	[1]	(93,925)	[1]
Operating expenses
Research and development		(7,224)	£ (8,195)	[2]	(24,713)	£ (29,640)	[3]
General and administration		(4,367)	(4,654)	[2]	(7,226)	(9,309)	[3]
Operating (loss) / profit		(7,695)	(9,349)	[2]	(18,662)	8,551	[2],[3]
Finance costs		(63)	(60)	[2]	(186)	(410)	[3]
(Loss) / profit for the period		(7,030)	(8,134)	[2]	(16,214)	12,657	[3],[4]
Statement of Cash Flows
Profit before income tax		(7,757)	(9,409)	[2]	(18,845)	10,927	[3],[5]
Adjusted for:
Finance costs					186	410	[5]
Depreciation					428	483	[5]
Increase in trade and other receivables					4,186	(1,654)	[5]
Decrease in trade and other payables					(1,796)	(3,719)	[5]
Financing activities
Repayment of lease liabilities		£ (89)	(81)		£ (268)	(240)	[5]
Previously stated
Non-current assets
Property, plant and equipment								616		809
Current assets
Trade and other receivables								13,547		11,134
Non-current liabilities
Lease liabilities								0		0
Current liabilities
Trade and other payables								(8,865)		(8,932)
Lease liabilities								0		0
Equity
Accumulated losses reserve								(76,092)		(93,957)
Operating expenses
Research and development			(8,196)			(29,634)
General and administration			(4,658)			(9,319)
Operating (loss) / profit			(9,354)			8,547
Finance costs			(49)			(377)
(Loss) / profit for the period			(8,128)			12,686
Statement of Cash Flows
Profit before income tax						10,956
Adjusted for:
Finance costs						377
Depreciation						233
Increase in trade and other receivables						(1,661)
Decrease in trade and other payables						(3,698)
Financing activities
Repayment of lease liabilities						0
Impact
Non-current assets
Property, plant and equipment								924		1,258
Current assets
Trade and other receivables								(56)		(47)
Non-current liabilities
Lease liabilities								(647)		(962)
Current liabilities
Trade and other payables								132		107
Lease liabilities								(358)		(324)
Equity
Accumulated losses reserve								£ (5)		£ 32
Operating expenses
Research and development			1			(6)
General and administration			4			10
Operating (loss) / profit			5			4
Finance costs			(11)			(33)
(Loss) / profit for the period			£ (6)			(29)
Statement of Cash Flows
Profit before income tax						(29)
Adjusted for:
Finance costs						33
Depreciation						250
Increase in trade and other receivables						7
Decrease in trade and other payables						(21)
Financing activities
Repayment of lease liabilities						(240)
Impact on net cash flows						£ 0
Forecast | Ordinary shares | Major ordinary share transactions
Disclosure of changes in accounting estimates [line items]
Proceeds from subscription and placing of shares and warrants | $	$ 50

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[4]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[5]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’